LEASE (Tables)	13 Months Ended
Dec. 31, 2021
Schedule Of Reconciliation Of The Lease Liabilities
December 31, 2021

Balance, beginning of period	$-
Acquisiton of Complexity	3,889,875
Cash outflows	(333,140)
Finance costs	158,637
Other comprehensive income due to foreign currency adjustment	88,068

$3,803,440
December 31, 2021

Lease Liability - current	$382,057
Lease Liability - non-current	3,421,383

$3,803,440